Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005523
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%	(1.14%)		0.67%
Without Sales Load [Member] | C000190558
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%	(0.98%)	0.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.39%
Bloomberg U.S. GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.87%)		1.00%
Bloomberg U.S. GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.87%)	0.89%